Note 12 - Stock Incentive Plan (Details) - Status of Non-vested Shares (USD $)	Jun. 30, 2014
Status of Non-vested Shares [Abstract]
As of December 31, 2013 and as of June 30, 2014	21,034
As of December 31, 2013 and as of June 30, 2014	$ 366,240